Fair Value Measurement - Schedule of Changes in Fair Value of Warrant Liabilities (Details) - Warrant Liabilities	10 Months Ended
Dec. 31, 2021 USD ($)
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Fair value at February 25, 2021	$ 11,355,499
Change in fair value	3,421,208
Fair value at December 31, 2021	14,776,707
Private Placement Warrants
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Fair value at February 25, 2021	4,627,999
Change in fair value	1,394,333
Fair value at December 31, 2021	6,022,332
Public Warrants
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Fair value at February 25, 2021	6,727,500
Change in fair value	2,026,875
Fair value at December 31, 2021	$ 8,754,375